COMMITMENTS AND CONTINGENT LIABILITIES (Guarantees and Obligations) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Guarantees outstanding	$ 2,319